Auditor's Remuneration - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Auditors remuneration [line items]
Tax compliance services	$ 537,000	$ 657,000	$ 631,000
Tax compliance services [member]
Auditors remuneration [line items]
Tax compliance services	13,000	0	27,000
Pension funds [member]
Auditors remuneration [line items]
Fees payable in respect of the audit of pension funds	$ 0	$ 0	$ 0